COMBINED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
COMBINED STATEMENT OF COMPREHENSIVE INCOME
Profit/(loss) for the year	$ (210)	$ 111	$ (40)
Foreign currency translation adjustments:
Arising in the year	4	(42)	1
Foreign currency translation adjustments	4	(42)	1
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	159	15	(3)
Movement out of reserve to income statement			(6)
Movement in deferred tax	(11)	(6)
Effective portion of changes in fair value of cash flow hedges	148	9	(9)
(Loss)/gain recognized on cost of hedging
New fair value adjustments into reserve			(1)
Movement out of reserve			(1)
Other Comprehensive Income Net Of Tax, Gain or Loss Recognized on Cost of Hedging			(2)
Items that will not be reclassified to income statement
Re-measurement of employee benefit obligations	33	(21)	(45)
Deferred tax movement on employee benefit obligations	(6)	6	11
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	27	(15)	(34)
Total other comprehensive expense for the year	179	(48)	(44)
Total comprehensive income/(expense) for the year attributable to the AMP business	(31)	63	(84)
Attributable to:
Equity holders	$ (31)	$ 63	$ (84)